UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05550
The Alger Portfolios
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant’s telephone number, including area code:
212-806-8800
Date of fiscal year end:
12/31
Date of reporting period:
June 30, 2025
Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Alger Capital Appreciation Portfolio
Class I-2 / ALVOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class I-2 / ALVOX)	$50	0.94%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$679,465,643
Total number of portfolio holdings[1]	70
Portfolio turnover rate	41.29%
[1]	Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	18.2%
Consumer Discretionary	11.7%
Energy	0.6%
Financials	3.6%
Health Care	5.1%
Industrials	6.2%
Information Technology	48.5%
Materials	0.4%
Utilities	5.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Capital Appreciation Portfolio
Alger Capital Appreciation Portfolio
Class S
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class S)	$63	1.19%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$679,465,643
Total number of portfolio holdings[1]	70
Portfolio turnover rate	41.29%
[1]	Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	18.2%
Consumer Discretionary	11.7%
Energy	0.6%
Financials	3.6%
Health Care	5.1%
Industrials	6.2%
Information Technology	48.5%
Materials	0.4%
Utilities	5.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Capital Appreciation Portfolio

Alger Large Cap Growth Portfolio
Class I-2 / AAGOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger Large Cap Growth Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Large Cap Growth Portfolio (Class I-2 / AAGOX)	$43	0.81%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$397,360,964
Total number of portfolio holdings[1]	57
Portfolio turnover rate	58.76%
[1]	Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	21.1%
Consumer Discretionary	9.9%
Exchange Traded Fund	2.6%
Health Care	8.3%
Industrials	8.1%
Information Technology	41.2%
Materials	0.9%
Mutual Fund	2.8%
Utilities	5.1%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Large Cap Growth Portfolio

Alger Growth & Income Portfolio
Class I-2 / AIGOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger Growth & Income Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Portfolio (Class I-2 / AIGOX)	$40	0.78%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$42,836,863
Total number of portfolio holdings[1]	77
Portfolio turnover rate	0.65%
[1]	Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	9.5%
Consumer Discretionary	7.5%
Consumer Staples	6.3%
Energy	4.4%
Financials	15.3%
Health Care	9.9%
Industrials	6.6%
Information Technology	34.6%
Materials	1.6%
Real Estate	3.0%
Utilities	1.5%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Growth & Income Portfolio

Alger Mid Cap Growth Portfolio
Class I-2 / AMGOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Portfolio (Class I-2 / AMGOX)	$47	0.90%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$153,265,214
Total number of portfolio holdings[1]	63
Portfolio turnover rate	42.22%
[1]	Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	7.8%
Consumer Discretionary	10.0%
Consumer Staples	1.6%
Exchange Traded Fund	3.5%
Financials	11.3%
Health Care	5.2%
Industrials	22.9%
Information Technology	25.3%
Materials	1.2%
Real Estate	4.3%
Utilities	4.8%
Short-Term Investments and Other Net Assets	2.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Growth Portfolio

Alger Small Cap Growth Portfolio
Class I-2 / AASOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Portfolio (Class I-2 / AASOX)	$48	0.99%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$137,919,892
Total number of portfolio holdings[1]	101
Portfolio turnover rate	16.69%
[1]	Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	0.6%
Consumer Discretionary	15.9%
Consumer Staples	3.0%
Energy	2.7%
Financials	2.7%
Health Care	23.0%
Industrials	15.5%
Information Technology	27.5%
Materials	0.8%
Utilities	0.4%
Short-Term Investments and Other Net Assets	7.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Growth Portfolio

Alger Balanced Portfolio
Class I-2 / ABLOX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Alger Balanced Portfolio (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Balanced Portfolio (Class I-2 / ABLOX)	$48	0.95%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$62,068,254
Total number of portfolio holdings[1]	109
Portfolio turnover rate	8.04%
[1]	Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	6.8%
Consumer Discretionary	5.4%
Consumer Staples	4.5%
Energy	3.1%
Financials	10.9%
Health Care	7.2%
Industrials	4.8%
Information Technology	25.0%
Materials	1.1%
Real Estate	2.2%
Utilities	1.1%
Total Equities	72.1%
Corporate Bonds††
AAA	0.9
AA	4.8
A	9.9
BBB	8.8
Total Corporate Bonds	24.4%
U.S. Government Bonds	2.5%
Short-Term Investments and Other Net Assets	1.0%
100.0%
†	Based on net assets
††
For purposes of this report, credit quality ratings shown above reflect the rating assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Credit quality ratings are subject to change.

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Balanced Portfolio

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER PORTFOLIOS
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
June 30, 2025 (UNAUDITED)

Table of Contents

THE ALGER PORTFOLIOS

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.4%
AEROSPACE & DEFENSE—1.1%
HEICO Corp., Cl. A	29,272	$ 7,574,130
APPAREL RETAIL—0.3%
Burlington Stores, Inc.*	9,441	2,196,354
APPLICATION SOFTWARE—5.0%
AppLovin Corp., Cl. A*	80,036	28,019,003
Cadence Design Systems, Inc.*	6,415	1,976,782
Fair Isaac Corp.*	1,643	3,003,338
Palantir Technologies, Inc., Cl. A*	5,765	785,885

		33,785,008
AUTOMOBILE MANUFACTURERS—2.7%
Tesla, Inc.*	58,368	18,541,179
AUTOMOTIVE RETAIL—0.2%
Carvana Co.*	4,418	1,488,689
BIOTECHNOLOGY—1.4%
Natera, Inc.*	57,526	9,718,442
BROADLINE RETAIL—8.0%
Amazon.com, Inc.*	215,849	47,355,112
MercadoLibre, Inc.*	2,767	7,231,914

		54,587,026
BUILDING PRODUCTS—0.1%
Builders FirstSource, Inc.*	6,470	754,984
CASINOS & GAMING—0.2%
DraftKings, Inc., Cl. A*	26,720	1,146,021
COAL & CONSUMABLE FUELS—0.6%
Cameco Corp.	50,295	3,733,398
CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials, Inc.	5,436	2,984,147
DIVERSIFIED BANKS—0.3%
Wells Fargo & Co.	25,768	2,064,532
ELECTRIC UTILITIES—1.1%
Constellation Energy Corp.	22,477	7,254,677
NRG Energy, Inc.	1,275	204,739

		7,459,416
ELECTRICAL COMPONENTS & EQUIPMENT—2.4%
Eaton Corp. PLC	5,371	1,917,393
Vertiv Holdings Co., Cl. A	110,912	14,242,210

		16,159,603
ELECTRONIC COMPONENTS—0.4%
Coherent Corp.*	28,832	2,572,103
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.4% (CONT.)
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.4%
Itron, Inc.*	21,980	$ 2,893,227
ENVIRONMENTAL & FACILITIES SERVICES—1.8%
GFL Environmental, Inc.	245,903	12,408,265
FINANCIAL EXCHANGES & DATA—0.6%
Coinbase Global, Inc., Cl. A*	961	336,821
S&P Global, Inc.	6,740	3,553,934

		3,890,755
HEALTH CARE DISTRIBUTORS—0.8%
Cardinal Health, Inc.	31,922	5,362,896
HEALTHCARE EQUIPMENT—2.0%
Abbott Laboratories	20,658	2,809,695
Boston Scientific Corp.*	42,539	4,569,114
Glaukos Corp.*	7,074	730,673
Intuitive Surgical, Inc.*	10,325	5,610,708

		13,720,190
HEALTHCARE FACILITIES—0.2%
Tenet Healthcare Corp.*	7,611	1,339,536
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.7%
Talen Energy Corp.*	51,986	15,115,969
Vistra Corp.	84,919	16,458,152

		31,574,121
INTERACTIVE HOME ENTERTAINMENT—3.0%
Roblox Corp., Cl. A*	58,283	6,131,371
Sea Ltd. ADR*	76,480	12,232,211
Take-Two Interactive Software, Inc.*	7,282	1,768,434

		20,132,016
INTERACTIVE MEDIA & SERVICES—10.4%
Alphabet, Inc., Cl. C	106,393	18,873,054
Meta Platforms, Inc., Cl. A	66,440	49,038,700
Pinterest, Inc., Cl. A*	81,387	2,918,538

		70,830,292
INTERNET SERVICES & INFRASTRUCTURE—2.1%
Cloudflare, Inc., Cl. A*	20,532	4,020,782
Shopify, Inc., Cl. A*	23,383	2,697,229
Snowflake, Inc., Cl. A*	31,909	7,140,277

		13,858,288
INVESTMENT BANKING & BROKERAGE—1.6%
Robinhood Markets, Inc., Cl. A*	118,947	11,137,008
MOVIES & ENTERTAINMENT—4.8%
Liberty Media Corp. Series C Liberty Formula One*	59,275	6,194,238
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.4% (CONT.)
MOVIES & ENTERTAINMENT—4.8% (CONT.)
Netflix, Inc.*	12,663	$ 16,957,403
Spotify Technology SA*	12,152	9,324,716
TKO Group Holdings, Inc., Cl. A	1,852	336,971

		32,813,328
PASSENGER AIRLINES—0.4%
Delta Air Lines, Inc.	23,102	1,136,156
United Airlines Holdings, Inc.*	18,309	1,457,946

		2,594,102
PHARMACEUTICALS—0.6%
Eli Lilly & Co.	5,520	4,303,006
RESEARCH & CONSULTING SERVICES—0.1%
Equifax, Inc.	3,310	858,515
RESTAURANTS—0.2%
DoorDash, Inc., Cl. A*	5,551	1,368,377
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.2%
ASML Holding NV ADR	1,899	1,521,840
SEMICONDUCTORS—19.7%
Astera Labs, Inc.*	43,901	3,969,528
Broadcom, Inc.	78,195	21,554,452
indie Semiconductor, Inc., Cl. A*	189,816	675,745
Micron Technology, Inc.	10,485	1,292,276
NVIDIA Corp.	543,496	85,866,933
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	91,058	20,623,727

		133,982,661
SYSTEMS SOFTWARE—14.9%
Microsoft Corp.	172,307	85,707,225
Nebius Group NV, Cl. A*	214,522	11,869,502
Oracle Corp.	7,794	1,704,002
ServiceNow, Inc.*	1,676	1,723,062

		101,003,791
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.4%
Apple, Inc.	145,642	29,881,369
TRADING COMPANIES & DISTRIBUTORS—0.2%
United Rentals, Inc.	1,997	1,504,540
TRANSACTION & PAYMENT PROCESSING SERVICES—1.1%
Visa, Inc., Cl. A	20,054	7,120,173
TOTAL COMMON STOCKS (Cost $280,454,082)		668,863,328
PREFERRED STOCKS—1.5%
APPLICATION SOFTWARE—1.5%
Databricks, Inc., Series J(a),*,@	68,003	8,105,278
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.5% (CONT.)
APPLICATION SOFTWARE—1.5% (CONT.)
SB Technology, Inc., Series E(a),*,@	102,616	$ 1,766,021

		9,871,299
TRANSACTION & PAYMENT PROCESSING SERVICES—0.0%
Chime Financial, Inc., Series G*,@	6,689	230,837
TOTAL PREFERRED STOCKS (Cost $8,518,307)		10,102,136
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(b),*,@		400,210
(Cost $475,000)		400,210
SHORT-TERM SECURITIES—0.1%
MONEY MARKET FUNDS—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	1,087,740	1,087,740
(Cost $1,087,740)		1,087,740

Total Investments (Cost $290,535,129)	100.1%	$680,453,414
Affiliated Securities (Cost $475,000)		400,210
Unaffiliated Securities (Cost $290,060,129)		680,053,204
Liabilities in Excess of Other Assets	(0.1)%	(987,771)
NET ASSETS	100.0%	$679,465,643

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of June 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2025
Chime Financial, Inc., Series G	8/24/21	$462,008	$230,837	0.0%
Crosslink Ventures C, LLC, Cl. A	10/2/20	475,000	400,210	0.1%
Databricks, Inc., Series J	12/17/24	6,290,278	8,105,278	1.2%
SB Technology, Inc., Series E	10/23/24	1,766,021	1,766,021	0.3%
Total		$8,993,307	$10,502,346	1.6%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.8%
AEROSPACE & DEFENSE—1.9%
HEICO Corp.	22,926	$ 7,519,728
APPLICATION SOFTWARE—5.3%
AppLovin Corp., Cl. A*	46,466	16,266,817
Cadence Design Systems, Inc.*	5,461	1,682,807
Palantir Technologies, Inc., Cl. A*	22,433	3,058,067

		21,007,691
BIOTECHNOLOGY—4.2%
BioNTech SE ADR*	5,883	626,363
Forte Biosciences, Inc.*	158,016	2,043,147
Gilead Sciences, Inc.	15,086	1,672,585
Natera, Inc.*	72,801	12,299,001

		16,641,096
BROADLINE RETAIL—9.9%
Amazon.com, Inc.*	117,704	25,823,081
MercadoLibre, Inc.*	5,113	13,363,490

		39,186,571
CONSTRUCTION MATERIALS—0.9%
Martin Marietta Materials, Inc.	6,804	3,735,124
ELECTRICAL COMPONENTS & EQUIPMENT—4.2%
Enovix Corp.*	548,670	5,673,248
Vertiv Holdings Co., Cl. A	87,448	11,229,197

		16,902,445
HEALTH CARE DISTRIBUTORS—1.1%
Cardinal Health, Inc.	16,215	2,724,120
McKesson Corp.	2,347	1,719,835

		4,443,955
HEALTHCARE EQUIPMENT—1.0%
Abbott Laboratories	11,626	1,581,252
Boston Scientific Corp.*	5,987	643,064
Intuitive Surgical, Inc.*	1,798	977,051
STERIS PLC	3,746	899,864

		4,101,231
HEALTHCARE FACILITIES—0.4%
Encompass Health Corp.	6,425	787,898
Tenet Healthcare Corp.*	3,700	651,200

		1,439,098
HEALTHCARE TECHNOLOGY—0.9%
Schrodinger, Inc.*	44,940	904,193
Simulations Plus, Inc.	53,607	935,442
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.8% (CONT.)
HEALTHCARE TECHNOLOGY—0.9% (CONT.)
Veeva Systems, Inc., Cl. A*	6,620	$ 1,906,427

		3,746,062
HEAVY ELECTRICAL EQUIPMENT—1.4%
GE Vernova, Inc.	10,708	5,666,138
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—5.1%
Talen Energy Corp.*	42,893	12,471,998
Vistra Corp.	39,784	7,710,537

		20,182,535
INTERACTIVE HOME ENTERTAINMENT—6.4%
Roblox Corp., Cl. A*	142,132	14,952,286
Sea Ltd. ADR*	46,949	7,509,023
Take-Two Interactive Software, Inc.*	11,589	2,814,389

		25,275,698
INTERACTIVE MEDIA & SERVICES—6.9%
Alphabet, Inc., Cl. C	84,950	15,069,281
Meta Platforms, Inc., Cl. A	16,849	12,436,078

		27,505,359
INTERNET SERVICES & INFRASTRUCTURE—1.2%
Cloudflare, Inc., Cl. A*	24,052	4,710,103
MANAGED HEALTHCARE—0.1%
UnitedHealth Group, Inc.	1,025	319,769
MOVIES & ENTERTAINMENT—7.8%
Netflix, Inc.*	16,263	21,778,271
Spotify Technology SA*	11,929	9,153,599

		30,931,870
PASSENGER GROUND TRANSPORTATION—0.5%
Uber Technologies, Inc.*	21,651	2,020,038
PHARMACEUTICALS—0.6%
Eli Lilly & Co.	209	162,922
Novartis AG ADR	6,624	801,570
Royalty Pharma PLC, Cl. A	36,432	1,312,645

		2,277,137
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.1%
ASML Holding NV ADR	4,664	3,737,683
Lam Research Corp.	47,597	4,633,092

		8,370,775
SEMICONDUCTORS—15.0%
Astera Labs, Inc.*	49,813	4,504,092
Broadcom, Inc.	57,000	15,712,050
NVIDIA Corp.	210,173	33,205,232
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.8% (CONT.)
SEMICONDUCTORS—15.0% (CONT.)
Rambus, Inc.*	30,201	$ 1,933,468
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,335	4,152,694

		59,507,536
SYSTEMS SOFTWARE—13.7%
Crowdstrike Holdings, Inc., Cl. A*	9,142	4,656,112
CyberArk Software Ltd.*	9,168	3,730,276
Microsoft Corp.	51,489	25,611,143
Nebius Group NV, Cl. A*	286,175	15,834,063
ServiceNow, Inc.*	4,407	4,530,749

		54,362,343
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.2%
Apple, Inc.	42,855	8,792,560
TOTAL COMMON STOCKS (Cost $202,069,873)		368,644,862
EXCHANGE TRADED FUNDS—2.6%
Alger 35 ETF(a)	353,188	10,427,876
(Cost $6,792,657)		10,427,876
MUTUAL FUNDS—2.8%
Alger 35 Fund, Cl. Z(a)	559,471	11,278,941
(Cost $7,604,416)		11,278,941
PREFERRED STOCKS—1.4%
APPLICATION SOFTWARE—1.4%
SB Technology, Inc., Series E(b),*,@	315,833	5,435,486
(Cost $5,435,486)		5,435,486
SPECIAL PURPOSE VEHICLE—0.4%
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Crosslink Ventures C, LLC, Cl. A(a),*,@		1,600,839
(Cost $1,900,000)		1,600,839

Total Investments (Cost $223,802,432)	100.0%	$397,388,004
Affiliated Securities (Cost $16,297,073)		23,307,656
Unaffiliated Securities (Cost $207,505,359)		374,080,348
Liabilities in Excess of Other Assets	(0.0)%	(27,040)
NET ASSETS	100.0%	$397,360,964

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,900,000	$1,600,839	0.4%
SB Technology, Inc., Series E	10/23/24	5,435,486	5,435,486	1.4%
Total		$7,335,486	$7,036,325	1.8%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.7%
AEROSPACE & DEFENSE—1.0%
TransDigm Group, Inc.	294	$ 447,068
APPAREL RETAIL—0.2%
The Gap, Inc.	4,806	104,819
APPLICATION SOFTWARE—0.7%
Adobe, Inc.*	728	281,649
ASSET MANAGEMENT & CUSTODY BANKS—3.3%
Blackrock, Inc.	635	666,274
Blackstone, Inc.	3,496	522,932
Blue Owl Capital, Inc., Cl. A	10,974	210,810

		1,400,016
BIOTECHNOLOGY—2.4%
AbbVie, Inc.	3,319	616,073
Amgen, Inc.	827	230,907
Gilead Sciences, Inc.	1,784	197,792

		1,044,772
BROADLINE RETAIL—3.1%
Amazon.com, Inc.*	5,970	1,309,758
BUILDING PRODUCTS—0.7%
Johnson Controls International PLC	2,793	294,997
CABLE & SATELLITE—0.6%
Comcast Corp., Cl. A	7,596	271,101
COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	6,058	420,304
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	1,806	121,237
CONSUMER ELECTRONICS—0.6%
Garmin, Ltd.	1,254	261,735
CONSUMER STAPLES MERCHANDISE RETAIL—1.3%
Walmart, Inc.	5,627	550,208
COPPER—0.7%
Southern Copper Corp.	2,784	281,657
DIVERSIFIED BANKS—5.9%
Bank of America Corp.	11,265	533,060
Fifth Third Bancorp	4,994	205,403
JPMorgan Chase & Co.	6,133	1,778,018

		2,516,481
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	3,402	236,167
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Eaton Corp. PLC	2,555	912,109
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.7% (CONT.)
ELECTRONIC COMPONENTS—0.5%
Corning, Inc.	4,345	$ 228,504
FINANCIAL EXCHANGES & DATA—1.0%
CME Group, Inc., Cl. A	1,575	434,101
FOOD DISTRIBUTORS—0.5%
Sysco Corp.	2,695	204,119
HEALTH CARE DISTRIBUTORS—0.8%
Cardinal Health, Inc.	2,023	339,864
HEALTHCARE EQUIPMENT—1.2%
Abbott Laboratories	2,379	323,568
Medtronic PLC	2,426	211,474

		535,042
HOME IMPROVEMENT RETAIL—1.8%
The Home Depot, Inc.	2,056	753,812
HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	3,416	544,237
INDUSTRIAL CONGLOMERATES—1.3%
Honeywell International, Inc.	2,473	575,912
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	1,384	390,371
INTEGRATED OIL & GAS—3.5%
Chevron Corp.	3,709	531,092
Exxon Mobil Corp.	6,232	671,810
TotalEnergies SE ADR	4,622	283,744

		1,486,646
INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Verizon Communications, Inc.	7,543	326,386
INTERACTIVE MEDIA & SERVICES—8.1%
Alphabet, Inc., Cl. A	7,709	1,358,557
Alphabet, Inc., Cl. C	5,901	1,046,778
Meta Platforms, Inc., Cl. A	1,463	1,079,826

		3,485,161
INVESTMENT BANKING & BROKERAGE—2.6%
Morgan Stanley	7,930	1,117,020
IT CONSULTING & OTHER SERVICES—0.4%
International Business Machines Corp.	604	178,047
MANAGED HEALTHCARE—1.0%
UnitedHealth Group, Inc.	1,327	413,984
MULTI-UTILITIES—1.0%
Consolidated Edison, Inc.	2,053	206,019
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.7% (CONT.)
MULTI-UTILITIES—1.0% (CONT.)
Sempra	2,782	$ 210,792

		416,811
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	2,482	202,606
OTHER SPECIALTY RETAIL—0.2%
Dick’s Sporting Goods, Inc.	492	97,323
PHARMACEUTICALS—4.5%
AstraZeneca PLC ADR	2,897	202,442
Bristol-Myers Squibb Co.	3,646	168,773
Eli Lilly & Co.	799	622,845
Johnson & Johnson	2,564	391,651
Merck & Co., Inc.	2,302	182,226
Novartis AG ADR	1,701	205,838
Pfizer, Inc.	6,356	154,070

		1,927,845
PROPERTY & CASUALTY INSURANCE—0.7%
The Hartford Insurance Group, Inc.	2,287	290,152
RAIL TRANSPORTATION—0.8%
Union Pacific Corp.	1,436	330,395
RESTAURANTS—1.3%
McDonald’s Corp.	1,048	306,194
Starbucks Corp.	2,588	237,139

		543,333
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.8%
KLA Corp.	1,795	1,607,853
SEMICONDUCTORS—9.9%
Broadcom, Inc.	11,036	3,042,073
QUALCOMM, Inc.	3,947	628,599
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,552	578,003

		4,248,675
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.8%
PepsiCo, Inc.	2,523	333,137
The Coca-Cola Co.	6,203	438,862

		771,999
SYSTEMS SOFTWARE—11.3%
Microsoft Corp.	9,206	4,579,156
Oracle Corp.	1,277	279,191

		4,858,347
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.0%
Apple, Inc.	13,345	2,737,993
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.7% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.0% (CONT.)
Dell Technologies, Inc., Cl. C	2,123	$ 260,280

		2,998,273
TOBACCO—1.4%
Altria Group, Inc.	4,688	274,857
Philip Morris International, Inc.	1,906	347,140

		621,997
TRADING COMPANIES & DISTRIBUTORS—0.6%
Ferguson Enterprises, Inc.	1,210	263,477
TRANSACTION & PAYMENT PROCESSING SERVICES—1.8%
Visa, Inc., Cl. A	2,216	786,791
TOTAL COMMON STOCKS (Cost $11,961,846)		41,433,161
MASTER LIMITED PARTNERSHIP—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	3,108	174,203
(Cost $90,150)		174,203
REAL ESTATE INVESTMENT TRUST—3.1%
HEALTH CARE—1.0%
Welltower, Inc.	2,705	415,840
INDUSTRIAL—0.3%
Prologis, Inc.	1,199	126,039
RETAIL—0.7%
Simon Property Group, Inc.	1,876	301,586
SPECIALIZED—0.6%
Lamar Advertising Co., Cl. A	1,911	231,919
TELECOM TOWER—0.5%
Crown Castle, Inc.	2,202	226,211
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $785,678)		1,301,595

Total Investments (Cost $12,837,674)	100.2%	$42,908,959
Unaffiliated Securities (Cost $12,837,674)		42,908,959
Liabilities in Excess of Other Assets	(0.2)%	(72,096)
NET ASSETS	100.0%	$42,836,863

ADR	American Depositary Receipts

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.3%
AEROSPACE & DEFENSE—6.2%
Axon Enterprise, Inc.*	4,706	$ 3,896,286
HEICO Corp.	10,020	3,286,560
Howmet Aerospace, Inc.	12,357	2,300,008

		9,482,854
APPLICATION SOFTWARE—13.5%
AppLovin Corp., Cl. A*	11,974	4,191,858
Clearwater Analytics Holdings, Inc., Cl. A*	99,547	2,183,066
Constellation Software, Inc.	1,516	5,558,797
Fair Isaac Corp.*	1,090	1,992,476
Guidewire Software, Inc.*	11,692	2,752,881
Procore Technologies, Inc.*	10,262	702,126
The Descartes Systems Group, Inc.*	32,870	3,339,018

		20,720,222
ASSET MANAGEMENT & CUSTODY BANKS—3.4%
Ares Management Corp., Cl. A	8,638	1,496,102
Blue Owl Capital, Inc., Cl. A	196,373	3,772,325

		5,268,427
AUTOMOTIVE RETAIL—3.6%
Carvana Co.*	10,790	3,635,799
O’Reilly Automotive, Inc.*	21,210	1,911,657

		5,547,456
BIOTECHNOLOGY—2.0%
Natera, Inc.*	16,859	2,848,159
Vaxcyte, Inc.*	5,668	184,267

		3,032,426
BUILDING PRODUCTS—1.2%
Builders FirstSource, Inc.*	16,060	1,874,041
CARGO GROUND TRANSPORTATION—0.4%
Old Dominion Freight Line, Inc.	3,689	598,725
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.2%
Rocket Cos., Inc., Cl. A	26,135	370,594
CONSTRUCTION & ENGINEERING—2.0%
Comfort Systems USA, Inc.	5,817	3,119,134
CONSTRUCTION MATERIALS—1.2%
Martin Marietta Materials, Inc.	3,259	1,789,061
DIVERSIFIED BANKS—0.7%
NU Holdings, Ltd., Cl. A*	74,831	1,026,681
ELECTRICAL COMPONENTS & EQUIPMENT—3.2%
Vertiv Holdings Co., Cl. A	37,730	4,844,909
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.3% (CONT.)
ELECTRONIC COMPONENTS—2.0%
Amphenol Corp., Cl. A	30,780	$ 3,039,525
ENVIRONMENTAL & FACILITIES SERVICES—4.5%
GFL Environmental, Inc.	135,317	6,828,096
FINANCIAL EXCHANGES & DATA—0.7%
MSCI, Inc., Cl. A	1,982	1,143,099
HEALTHCARE EQUIPMENT—1.2%
IDEXX Laboratories, Inc.*	3,544	1,900,789
HEALTHCARE TECHNOLOGY—0.2%
Veeva Systems, Inc., Cl. A*	1,116	321,386
HOME IMPROVEMENT RETAIL—0.4%
Floor & Decor Holdings, Inc., Cl. A*	9,127	693,287
HOMEBUILDING—1.8%
NVR, Inc.*	364	2,688,380
HOMEFURNISHING RETAIL—0.9%
Wayfair, Inc., Cl. A*	26,005	1,329,896
HOTELS RESORTS & CRUISE LINES—2.0%
Hilton Worldwide Holdings, Inc.	11,342	3,020,828
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Paylocity Holding Corp.*	5,510	998,357
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.8%
Talen Energy Corp.*	13,664	3,973,081
Vistra Corp.	17,752	3,440,515

		7,413,596
INSURANCE BROKERS—1.4%
Ryan Specialty Holdings, Inc., Cl. A	32,492	2,209,131
INTERACTIVE HOME ENTERTAINMENT—2.0%
Roblox Corp., Cl. A*	28,791	3,028,813
INTERACTIVE MEDIA & SERVICES—0.9%
Pinterest, Inc., Cl. A*	39,012	1,398,970
INTERNET SERVICES & INFRASTRUCTURE—3.8%
Cloudflare, Inc., Cl. A*	29,809	5,837,496
INVESTMENT BANKING & BROKERAGE—2.8%
Robinhood Markets, Inc., Cl. A*	45,085	4,221,309
IT CONSULTING & OTHER SERVICES—0.7%
Globant SA*	12,348	1,121,692
LIFE SCIENCES TOOLS & SERVICES—1.8%
Repligen Corp.*	12,931	1,608,358
West Pharmaceutical Services, Inc.	4,948	1,082,622

		2,690,980
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.3% (CONT.)
MOVIES & ENTERTAINMENT—4.9%
Spotify Technology SA*	4,613	$ 3,539,739
TKO Group Holdings, Inc., Cl. A	21,601	3,930,302

		7,470,041
PERSONAL CARE PRODUCTS—1.6%
e.l.f. Beauty, Inc.*	20,221	2,516,301
PROPERTY & CASUALTY INSURANCE—2.0%
Intact Financial Corp.	13,201	3,069,651
REAL ESTATE SERVICES—4.3%
CBRE Group, Inc., Cl. A*	31,379	4,396,825
CoStar Group, Inc.*	27,007	2,171,363

		6,568,188
RESEARCH & CONSULTING SERVICES—1.4%
Verisk Analytics, Inc.	6,741	2,099,822
RESTAURANTS—1.4%
Chipotle Mexican Grill, Inc.*	36,931	2,073,676
SEMICONDUCTORS—4.2%
Astera Labs, Inc.*	23,121	2,090,601
Marvell Technology, Inc.	32,435	2,510,469
Monolithic Power Systems, Inc.	2,568	1,878,184

		6,479,254
TRADING COMPANIES & DISTRIBUTORS—3.4%
FTAI Aviation Ltd.	29,942	3,444,528
United Rentals, Inc.	2,329	1,754,668

		5,199,196
TOTAL COMMON STOCKS (Cost $103,529,544)		143,036,289
EXCHANGE TRADED FUNDS—3.5%
Alger Mid Cap 40 ETF(a)	278,763	5,356,431
(Cost $5,573,242)		5,356,431
PREFERRED STOCKS—0.4%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc., Series E(b),*,@	34,722	597,566
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(b),*,@	170,419	—
TOTAL PREFERRED STOCKS (Cost $1,364,451)		597,566
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	425,098	—
(Cost $227,341)		—
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.7%
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures C, LLC, Cl. A(a),*,@		$ 737,228
Crosslink Ventures C, LLC, Cl. B(a),*,@		276,267

		1,013,495
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,200,000)		1,013,495
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(b),*	1,318	—
(Cost $0)		—
SHORT-TERM SECURITIES—2.1%
MONEY MARKET FUNDS—2.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	3,211,176	3,211,176
(Cost $3,211,176)		3,211,176

Total Investments (Cost $115,105,754)	100.0%	$153,214,957
Affiliated Securities (Cost $6,773,242)		6,369,926
Unaffiliated Securities (Cost $108,332,512)		146,845,031
Other Assets in Excess of Liabilities	0.0%	50,257
NET ASSETS	100.0%	$153,265,214

CDR	Contingent Deferred Rights
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of June 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$875,000	$737,228	0.5%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	276,267	0.2%
Prosetta Biosciences, Inc., Series D	2/16/15	766,885	—	0.0%
SB Technology, Inc., Series E	10/23/24	597,566	597,566	0.4%
Tolero CDR	2/16/17	227,341	—	0.0%
Total		$2,791,792	$1,611,061	1.1%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—90.4%
AEROSPACE & DEFENSE—2.3%
Bombardier, Inc., Cl. B*	20,745	$ 1,807,371
Karman Holdings, Inc.*	632	31,834
Loar Holdings, Inc.*	15,578	1,342,356

		3,181,561
APPAREL RETAIL—3.2%
Abercrombie & Fitch Co., Cl. A*	5,346	442,916
Aritzia, Inc.*	52,720	2,731,335
Victoria’s Secret & Co.*	69,753	1,291,826

		4,466,077
APPLICATION SOFTWARE—17.1%
ACI Worldwide, Inc.*	8,592	394,459
Blackbaud, Inc.*	17,553	1,127,078
BlackLine, Inc.*	23,074	1,306,450
Clearwater Analytics Holdings, Inc., Cl. A*	57,264	1,255,800
Guidewire Software, Inc.*	18,340	4,318,153
InterDigital, Inc.	8,528	1,912,233
Manhattan Associates, Inc.*	12,629	2,493,849
nCino, Inc.*	29,023	811,773
Q2 Holdings, Inc.*	43,429	4,064,520
SPS Commerce, Inc.*	24,641	3,353,394
Vertex, Inc., Cl. A*	71,460	2,525,039

		23,562,748
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
Galaxy Digital, Inc., Cl. A*	50,991	1,116,703
Hamilton Lane, Inc., Cl. A	4,226	600,599

		1,717,302
AUTOMOTIVE PARTS & EQUIPMENT—0.4%
Modine Manufacturing Co.*	6,003	591,296
BIOTECHNOLOGY—10.6%
Absci Corp.*	339,522	872,571
Akero Therapeutics, Inc.*	31,655	1,689,111
CareDx, Inc.*	68,882	1,345,954
Centessa Pharmaceuticals PLC ADR*	29,578	388,655
Forte Biosciences, Inc.*	102,901	1,330,510
Insmed, Inc.*	16,882	1,699,004
MoonLake Immunotherapeutics*	15,323	723,246
Natera, Inc.*	8,184	1,382,605
NewAmsterdam Pharma Co. NV*	6,809	123,311
Nuvalent, Inc., Cl. A*	27,129	2,069,943
Revolution Medicines, Inc.*	32,882	1,209,729
Soleno Therapeutics, Inc.*	9,163	767,676
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.4% (CONT.)
BIOTECHNOLOGY—10.6% (CONT.)
Twist Bioscience Corp.*	26,830	$ 987,076

		14,589,391
BUILDING PRODUCTS—1.6%
CSW Industrials, Inc.	7,801	2,237,561
CONSTRUCTION & ENGINEERING—2.4%
Construction Partners, Inc., Cl. A*	9,077	964,703
Tutor Perini Corp.*	50,447	2,359,911

		3,324,614
CONSUMER FINANCE—0.4%
Upstart Holdings, Inc.*	7,497	484,906
CONSUMER STAPLES MERCHANDISE RETAIL—2.0%
BJ’s Wholesale Club Holdings, Inc.*	26,037	2,807,570
EDUCATION SERVICES—1.9%
Duolingo, Inc.*	3,170	1,299,763
KinderCare Learning Cos., Inc.*	22,047	222,675
Universal Technical Institute, Inc.*	34,116	1,156,191

		2,678,629
ELECTRIC UTILITIES—0.4%
IDACORP, Inc.	4,972	574,017
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Enovix Corp.*	131,517	1,359,886
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
PAR Technology Corp.*	4,898	339,774
ELECTRONIC MANUFACTURING SERVICES—1.1%
Fabrinet*	4,902	1,444,521
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Casella Waste Systems, Inc., Cl. A*	5,088	587,053
FINANCIAL EXCHANGES & DATA—0.7%
MarketAxess Holdings, Inc.	4,259	951,205
HEALTHCARE EQUIPMENT—2.1%
Beta Bionics, Inc.*	2,396	34,886
Ceribell, Inc.*	8,804	164,899
Glaukos Corp.*	9,534	984,767
Impulse Dynamics PLC, Series A(a),*,@	1,596,061	57,458
iRhythm Technologies, Inc.*	9,371	1,442,759
Tandem Diabetes Care, Inc.*	14,383	268,099

		2,952,868
HEALTHCARE SERVICES—4.6%
GeneDx Holdings Corp.*	43,899	4,052,317
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.4% (CONT.)
HEALTHCARE SERVICES—4.6% (CONT.)
Guardant Health, Inc.*	42,708	$ 2,222,524

		6,274,841
HEALTHCARE SUPPLIES—0.2%
Neogen Corp.*	53,049	253,574
HEALTHCARE TECHNOLOGY—0.5%
Certara, Inc.*	27,161	317,784
Health Catalyst, Inc.*	88,344	333,057

		650,841
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—5.3%
Gates Industrial Corp. PLC*	150,865	3,474,421
RBC Bearings, Inc.*	9,901	3,809,905

		7,284,326
INTERACTIVE MEDIA & SERVICES—0.6%
Reddit, Inc., Cl. A*	5,335	803,291
INTERNET SERVICES & INFRASTRUCTURE—0.9%
Wix.com Ltd.*	7,469	1,183,538
INVESTMENT BANKING & BROKERAGE—0.5%
Moelis & Co., Cl. A	10,075	627,874
LEISURE FACILITIES—2.1%
Life Time Group Holdings, Inc.*	21,769	660,254
Planet Fitness, Inc., Cl. A*	20,418	2,226,583

		2,886,837
LIFE SCIENCES TOOLS & SERVICES—4.9%
10X Genomics, Inc., Cl. A*	19,365	224,247
Adaptive Biotechnologies Corp.*	152,345	1,774,819
Bio-Techne Corp.	27,729	1,426,657
CryoPort, Inc.*	151,946	1,133,517
MaxCyte, Inc.*	135,576	295,556
Repligen Corp.*	9,404	1,169,669
Tempus AI, Inc.*	10,839	688,710

		6,713,175
OIL & GAS EQUIPMENT & SERVICES—0.4%
Weatherford International PLC	11,872	597,280
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Magnolia Oil & Gas Corp., Cl. A	138,742	3,118,920
PASSENGER AIRLINES—1.5%
Joby Aviation, Inc.*	198,786	2,097,192
PERSONAL CARE PRODUCTS—0.5%
Oddity Tech, Ltd., Cl. A*	9,943	750,398
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.4% (CONT.)
RESTAURANTS—8.2%
Kura Sushi USA, Inc., Cl. A*	11,238	$ 967,367
Portillo’s, Inc., Cl. A*	132,940	1,551,410
Shake Shack, Inc., Cl. A*	17,872	2,512,803
The Cheesecake Factory, Inc.	24,096	1,509,855
Wingstop, Inc.	14,017	4,720,085

		11,261,520
SEMICONDUCTORS—3.5%
Astera Labs, Inc.*	19,822	1,792,305
Rambus, Inc.*	18,532	1,186,419
Universal Display Corp.	12,336	1,905,418

		4,884,142
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.4%
Celsius Holdings, Inc.*	12,320	571,525
SPECIALTY CHEMICALS—0.8%
Balchem Corp.	6,949	1,106,281
SYSTEMS SOFTWARE—3.2%
CyberArk Software Ltd.*	3,216	1,308,526
Nebius Group NV, Cl. A*	31,754	1,756,949
Rapid7, Inc.*	12,630	292,132
Varonis Systems, Inc.*	20,029	1,016,472

		4,374,079
TRADING COMPANIES & DISTRIBUTORS—1.0%
FTAI Aviation Ltd.	9,845	1,132,569
SiteOne Landscape Supply, Inc.*	129	15,601
Xometry, Inc., Cl. A*	6,183	208,924

		1,357,094
TOTAL COMMON STOCKS (Cost $87,980,909)		124,647,707
PREFERRED STOCKS—0.6%
APPLICATION SOFTWARE—0.5%
SB Technology, Inc., Series E(a),*,@	37,494	645,272
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	85,998	—
HEALTHCARE EQUIPMENT—0.1%
Impulse Dynamics PLC, Series F-3(a),*,@	3,724,402	212,291
TOTAL PREFERRED STOCKS (Cost $1,227,113)		857,563
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	6,941	8,051
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.1% (CONT.)
BIOTECHNOLOGY—0.0% (CONT.)
Tolero CDR(a),*,@	287,830	$ —

		8,051
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	45,185	51,511
TOTAL RIGHTS (Cost $155,594)		59,562
SPECIAL PURPOSE VEHICLE—1.0%
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures C, LLC, Cl. A(b),*,@		1,179,565
Crosslink Ventures C, LLC, Cl. B(b),*,@		255,016

		1,434,581
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,700,000)		1,434,581
SHORT-TERM SECURITIES—7.8%
MONEY MARKET FUNDS—7.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	10,849,330	10,849,330
(Cost $10,849,330)		10,849,330

Total Investments (Cost $101,912,946)	99.9%	$137,848,743
Affiliated Securities (Cost $1,700,000)		1,434,581
Unaffiliated Securities (Cost $100,212,946)		136,414,162
Other Assets in Excess of Liabilities	0.1%	71,149
NET ASSETS	100.0%	$137,919,892

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of June 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 6/30/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,400,000	$1,179,565	0.8%
Crosslink Ventures C, LLC, Cl. B	12/16/20	300,000	255,016	0.2%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	51,511	0.1%
Impulse Dynamics PLC, Series A	2/11/22	1,596,061	57,458	0.0%
Impulse Dynamics PLC, Series F-3	2/5/24	194,849	212,291	0.1%
Mirati Therapeutics, Inc. CVR	1/24/24	—	8,051	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15-10/2/23	386,992	—	0.0%
SB Technology, Inc., Series E	10/23/24	645,272	645,272	0.5%
Tolero CDR	2/6/17	155,594	—	0.0%
Total		$4,678,768	$2,409,164	1.7%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—69.6%
AEROSPACE & DEFENSE—0.8%
TransDigm Group, Inc.	311	$ 472,919
APPAREL RETAIL—0.2%
The Gap, Inc.	4,909	107,065
APPLICATION SOFTWARE—0.5%
Adobe, Inc.*	766	296,350
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
Blackrock, Inc.	650	682,012
Blackstone, Inc.	3,665	548,211
Blue Owl Capital, Inc., Cl. A	11,536	221,607

		1,451,830
BIOTECHNOLOGY—1.8%
AbbVie, Inc.	3,463	642,802
Amgen, Inc.	859	239,841
Gilead Sciences, Inc.	1,885	208,990

		1,091,633
BROADLINE RETAIL—2.2%
Amazon.com, Inc.*	6,263	1,374,040
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	2,947	311,262
CABLE & SATELLITE—0.4%
Comcast Corp., Cl. A	7,820	279,096
COMMUNICATIONS EQUIPMENT—0.7%
Cisco Systems, Inc.	6,344	440,147
COMPUTER & ELECTRONICS RETAIL—0.2%
Best Buy Co., Inc.	1,875	125,869
CONSUMER ELECTRONICS—0.4%
Garmin, Ltd.	1,304	272,171
CONSUMER STAPLES MERCHANDISE RETAIL—0.9%
Walmart, Inc.	5,933	580,129
COPPER—0.5%
Southern Copper Corp.	2,926	296,023
DIVERSIFIED BANKS—4.2%
Bank of America Corp.	11,812	558,944
Fifth Third Bancorp	5,188	213,382
JPMorgan Chase & Co.	6,357	1,842,958

		2,615,284
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	3,552	246,580
ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Eaton Corp. PLC	2,665	951,378
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—69.6% (CONT.)
ELECTRONIC COMPONENTS—0.4%
Corning, Inc.	4,495	$ 236,392
FINANCIAL EXCHANGES & DATA—0.7%
CME Group, Inc., Cl. A	1,651	455,049
FOOD DISTRIBUTORS—0.3%
Sysco Corp.	2,816	213,284
HEALTH CARE DISTRIBUTORS—0.6%
Cardinal Health, Inc.	2,094	351,792
HEALTHCARE EQUIPMENT—0.9%
Abbott Laboratories	2,494	339,209
Medtronic PLC	2,453	213,828

		553,037
HOME IMPROVEMENT RETAIL—1.3%
The Home Depot, Inc.	2,120	777,277
HOUSEHOLD PRODUCTS—0.9%
The Procter & Gamble Co.	3,513	559,691
INDUSTRIAL CONGLOMERATES—1.0%
Honeywell International, Inc.	2,587	602,461
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	1,447	408,141
INTEGRATED OIL & GAS—2.5%
Chevron Corp.	3,887	556,579
Exxon Mobil Corp.	6,436	693,801
TotalEnergies SE ADR	4,866	298,724

		1,549,104
INTEGRATED TELECOMMUNICATION SERVICES—0.5%
Verizon Communications, Inc.	7,898	341,746
INTERACTIVE MEDIA & SERVICES—5.8%
Alphabet, Inc., Cl. A	7,950	1,401,029
Alphabet, Inc., Cl. C	6,165	1,093,609
Meta Platforms, Inc., Cl. A	1,537	1,134,444

		3,629,082
INVESTMENT BANKING & BROKERAGE—1.9%
Morgan Stanley	8,219	1,157,728
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	637	187,775
MANAGED HEALTHCARE—0.7%
UnitedHealth Group, Inc.	1,382	431,143
MULTI-UTILITIES—0.7%
Consolidated Edison, Inc.	2,135	214,247
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—69.6% (CONT.)
MULTI-UTILITIES—0.7% (CONT.)
Sempra	2,853	$ 216,172

		430,419
OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	2,595	211,830
OTHER SPECIALTY RETAIL—0.2%
Dick’s Sporting Goods, Inc.	498	98,509
PHARMACEUTICALS—3.2%
AstraZeneca PLC ADR	3,023	211,247
Bristol-Myers Squibb Co.	3,790	175,439
Eli Lilly & Co.	828	645,451
Johnson & Johnson	2,706	413,341
Merck & Co., Inc.	2,404	190,301
Novartis AG ADR	1,780	215,398
Pfizer, Inc.	6,576	159,402

		2,010,579
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Insurance Group, Inc.	2,378	301,697
RAIL TRANSPORTATION—0.6%
Union Pacific Corp.	1,501	345,350
RESTAURANTS—0.9%
McDonald’s Corp.	1,090	318,465
Starbucks Corp.	2,730	250,150

		568,615
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.7%
KLA Corp.	1,879	1,683,095
SEMICONDUCTORS—7.2%
Broadcom, Inc.	11,570	3,189,271
QUALCOMM, Inc.	4,042	643,729
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,705	612,655

		4,445,655
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.3%
PepsiCo, Inc.	2,616	345,417
The Coca-Cola Co.	6,363	450,182

		795,599
SYSTEMS SOFTWARE—8.2%
Microsoft Corp.	9,586	4,768,172
Oracle Corp.	1,331	290,997

		5,059,169
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.1%
Apple, Inc.	14,050	2,882,639
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—69.6% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.1% (CONT.)
Dell Technologies, Inc., Cl. C	2,184	$ 267,758

		3,150,397
TOBACCO—1.0%
Altria Group, Inc.	4,895	286,994
Philip Morris International, Inc.	1,990	362,439

		649,433
TRADING COMPANIES & DISTRIBUTORS—0.4%
Ferguson Enterprises, Inc.	1,258	273,929
TRANSACTION & PAYMENT PROCESSING SERVICES—1.3%
Visa, Inc., Cl. A	2,284	810,934
TOTAL COMMON STOCKS (Cost $13,696,258)		43,200,688
MASTER LIMITED PARTNERSHIP—0.3%
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	3,246	181,939
(Cost $94,421)		181,939
REAL ESTATE INVESTMENT TRUST—2.2%
HEALTH CARE—0.7%
Welltower, Inc.	2,782	427,677
INDUSTRIAL—0.2%
Prologis, Inc.	1,253	131,715
RETAIL—0.5%
Simon Property Group, Inc.	1,985	319,109
SPECIALIZED—0.4%
Lamar Advertising Co., Cl. A	2,027	245,997
TELECOM TOWER—0.4%
Crown Castle, Inc.	2,262	232,375
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $846,704)		1,356,873

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—24.4%
APPLICATION SOFTWARE—0.8%
Cadence Design Systems, Inc., 4.3%, 9/10/29	500,000	500,205
AUTOMOBILE MANUFACTURERS—0.8%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	485,491
BROADLINE RETAIL—0.8%
Amazon.com, Inc., 4.55%, 12/1/27	500,000	506,811
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.8%
Westinghouse Air Brake Technologies Corp., 4.9%, 5/29/30	500,000	507,241
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—24.4% (CONT.)
CONSUMER FINANCE—0.9%
American Express Co., 5.85%, 11/5/27	500,000	$ 518,363
CONSUMER STAPLES MERCHANDISE RETAIL—1.6%
Walmart, Inc., 3.9%, 9/9/25	500,000	499,573
Walmart, Inc., 4.35%, 4/28/30	500,000	505,870

		1,005,443
DIVERSIFIED BANKS—1.6%
Citibank N.A., 4.929%, 8/6/26	500,000	503,542
JPMorgan Chase Bank N.A., 5.11%, 12/8/26	500,000	506,486

		1,010,028
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services, Inc., 4.75%, 7/15/30	500,000	509,605
HEALTH CARE—0.8%
Welltower OP LLC, 4.5%, 7/1/30	500,000	502,571
HEALTH CARE DISTRIBUTORS—1.7%
Cardinal Health, Inc., 5%, 11/15/29	500,000	509,834
McKesson Corp., 4.65%, 5/30/30	500,000	504,182

		1,014,016
INDUSTRIAL CONGLOMERATES—0.8%
Honeywell International, Inc., 4.7%, 2/1/30	500,000	507,629
MANAGED HEALTHCARE—1.6%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	991,348
MULTI-UTILITIES—1.6%
Dominion Energy, Inc., 4.6%, 5/15/28	500,000	503,434
Sempra, 5.4%, 8/1/26	500,000	504,974

		1,008,408
OIL & GAS EXPLORATION & PRODUCTION—0.8%
ConocoPhillips Co., 4.7%, 1/15/30	500,000	507,176
PHARMACEUTICALS—2.5%
AstraZeneca Finance LLC, 4.85%, 2/26/29	500,000	511,449
Johnson & Johnson, 4.8%, 6/1/29	500,000	513,888
Novartis Capital Corp., 3.8%, 9/18/29	500,000	495,882

		1,521,219
RESTAURANTS—0.8%
McDonald’s Corp., 4.8%, 8/14/28	500,000	509,579
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.8%
PepsiCo, Inc., 4.45%, 5/15/28	500,000	507,838
SPECIALTY CHEMICALS—0.9%
Ecolab, Inc., 5.25%, 1/15/28	500,000	515,255
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments June 30, 2025 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—24.4% (CONT.)
SYSTEMS SOFTWARE—0.8%
Oracle Corp., 5.8%, 11/10/25	500,000	$ 502,053
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Apple, Inc., 4.2%, 5/12/30	500,000	502,376
TRANSACTION & PAYMENT PROCESSING SERVICES—0.8%
Mastercard, Inc., 4.35%, 1/15/32	500,000	498,045
WIRELESS TELECOMMUNICATION SERVICES—1.6%
T-Mobile USA, Inc., 4.2%, 10/1/29	500,000	496,673
T-Mobile USA, Inc., 5.125%, 5/15/32	500,000	510,079

		1,006,752
TOTAL CORPORATE BONDS (Cost $15,022,375)		15,137,452
U.S. GOVERNMENT BONDS—2.5%
U.S. Treasury Note, 3.5%, 9/30/26	550,000	547,250
U.S. Treasury Note, 4.125%, 10/31/29	500,000	507,266
U.S. Treasury Note, 4.625%, 2/15/35	500,000	516,015
TOTAL U.S. GOVERNMENT BONDS (Cost $1,563,370)		1,570,531

	SHARES	VALUE
SHORT-TERM SECURITIES—0.8%
MONEY MARKET FUNDS—0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	496,702	496,702
(Cost $496,702)		496,702

Total Investments (Cost $31,719,830)	99.8%	$61,944,185
Unaffiliated Securities (Cost $31,719,830)		61,944,185
Other Assets in Excess of Liabilities	0.2%	124,069
NET ASSETS	100.0%	$62,068,254

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of June 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities June 30, 2025  (Unaudited)

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$680,053,204	$374,080,348
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	400,210	23,307,656
Receivable for investment securities sold	1,906,530	6,068,605
Receivable for shares of beneficial interest sold	802,831	140
Dividends and interest receivable	110,298	92,472
Prepaid expenses	1,969	7,807
Total Assets	683,275,042	403,557,028
LIABILITIES:
Payable for investment securities purchased	1,574,645	—
Payable for shares of beneficial interest redeemed	1,649,854	530,799
Bank overdraft	19	5,349,636
Accrued investment advisory fees	445,898	215,555
Accrued distribution fees — Note 3	10,408	—
Accrued shareholder administrative fees	5,505	3,211
Accrued administrative fees	15,139	8,830
Accrued printing fees	36,861	24,418
Accrued fund accounting fees	33,432	25,685
Accrued transfer agent fees	16,718	9,863
Accrued professional fees	12,194	13,943
Accrued custodian fees	7,472	3,160
Accrued other expenses	1,254	10,964
Total Liabilities	3,809,399	6,196,064
NET ASSETS	$679,465,643	$397,360,964
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	246,788,928	199,368,587
Distributable earnings	432,676,715	197,992,377
NET ASSETS	$679,465,643	$397,360,964
* Identified cost	$290,060,129 (a)	$207,505,359 (b)
** Identified cost	$475,000 (a)	$16,297,073 (b)

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities June 30, 2025  (Unaudited) (Continued)

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio
NET ASSETS BY CLASS:
Class I-2	$628,077,479	$397,360,964
Class S	$51,388,164	$—
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class I-2	4,769,405	3,957,687
Class S	440,739	—
NET ASSET VALUE PER SHARE:
Class I-2	$131.69	$100.40
Class S	$116.60	$—

(a)
At June 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$295,970,105, amounted to $384,483,309, which consisted of aggregate gross unrealized appreciation of
$390,356,607, and aggregate gross unrealized depreciation of $5,873,298.

(b)
At June 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$224,315,216, amounted to $173,072,788, which consisted of aggregate gross unrealized appreciation of
$175,831,246, and aggregate gross unrealized depreciation of $2,758,458.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities June 30, 2025  (Unaudited) (Continued)

	Alger Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$42,908,959	$146,845,031
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	—	6,369,926
Foreign cash †	—	10,834
Receivable for investment securities sold	—	1,635,927
Receivable for shares of beneficial interest sold	6,152	9,678
Dividends and interest receivable	30,937	20,363
Prepaid expenses	1,013	3,330
Total Assets	42,947,061	154,895,089
LIABILITIES:
Payable for investment securities purchased	—	1,382,262
Payable for shares of beneficial interest redeemed	36,135	93,104
Bank overdraft	17,735	—
Accrued investment advisory fees	17,705	92,324
Accrued shareholder administrative fees	354	1,258
Accrued administrative fees	974	3,460
Accrued printing fees	2,212	9,392
Accrued fund accounting fees	13,129	17,826
Accrued transfer agent fees	1,275	4,282
Accrued professional fees	13,397	13,655
Accrued custodian fees	396	1,186
Accrued other expenses	6,886	11,126
Total Liabilities	110,198	1,629,875
NET ASSETS	$42,836,863	$153,265,214
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	8,453,655	140,975,798
Distributable earnings	34,383,208	12,289,416
NET ASSETS	$42,836,863	$153,265,214
* Identified cost	$12,837,674 (c)	$108,332,512 (d)
** Identified cost	$—	$6,773,242 (d)
† Cost of foreign cash	$—	$10,802

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities June 30, 2025  (Unaudited) (Continued)

	Alger Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
NET ASSETS BY CLASS:
Class I-2	$42,836,863	$153,265,214
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class I-2	1,227,479	6,926,894
NET ASSET VALUE PER SHARE:
Class I-2	$34.90	$22.13

(c)
At June 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$12,855,768, amounted to $30,053,191, which consisted of aggregate gross unrealized appreciation of $30,245,209, and aggregate gross unrealized depreciation of $192,018.

(d)
At June 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$116,265,421, amounted to $36,949,536, which consisted of aggregate gross unrealized appreciation of $42,981,029, and aggregate gross unrealized depreciation of $6,031,493.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities June 30, 2025  (Unaudited) (Continued)

	Alger Small Cap Growth Portfolio	Alger Balanced Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$136,414,162	$61,944,185
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	1,434,581	—
Receivable for investment securities sold	328,088	—
Receivable for shares of beneficial interest sold	18,697	9,539
Dividends and interest receivable	40,000	208,859
Prepaid expenses	3,676	1,471
Total Assets	138,239,204	62,164,054
LIABILITIES:
Payable for shares of beneficial interest redeemed	147,927	4,493
Accrued investment advisory fees	92,464	36,504
Accrued shareholder administrative fees	1,142	514
Accrued administrative fees	3,139	1,414
Accrued printing fees	13,640	4,940
Accrued fund accounting fees	26,938	14,056
Accrued transfer agent fees	5,153	1,821
Accrued professional fees	14,782	13,631
Accrued custodian fees	2,781	140
Accrued other expenses	11,346	18,287
Total Liabilities	319,312	95,800
NET ASSETS	$137,919,892	$62,068,254
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	107,283,651	26,148,125
Distributable earnings	30,636,241	35,920,129
NET ASSETS	$137,919,892	$62,068,254
* Identified cost	$100,212,946 (e)	$31,719,830 (f)
** Identified cost	$1,700,000 (e)	$—

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Assets and Liabilities June 30, 2025  (Unaudited) (Continued)

	Alger Small Cap Growth Portfolio	Alger Balanced Portfolio
NET ASSETS BY CLASS:
Class I-2	$137,919,892	$62,068,254
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class I-2	8,115,299	2,674,059
NET ASSET VALUE PER SHARE:
Class I-2	$17.00	$23.21

(e)
At June 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$102,637,091, amounted to $35,211,652, which consisted of aggregate gross unrealized appreciation of $47,197,656, and aggregate gross unrealized depreciation of $11,986,004.

(f)
At June 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$31,722,216, amounted to $30,221,969, which consisted of aggregate gross unrealized appreciation of $30,480,511, and aggregate gross unrealized depreciation of $258,542.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Operations for the six months ended June 30, 2025 (Unaudited)

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$1,027,139	$417,165
Interest	84,009	173,877
Total Income	1,111,148	591,042
EXPENSES:
Investment advisory fees — Note 3	2,488,224	1,247,671
Distribution fees - Class S — Note 3	57,484	—
Shareholder administrative fees — Note 3	30,719	17,573
Administration fees — Note 3	84,477	48,325
Professional fees	69,985	47,191
Fund accounting fees	45,916	31,558
Transfer agent fees	37,592	21,244
Registration fees	30,659	21,219
Printing fees	24,976	21,700
Trustee fees — Note 3	23,123	13,101
Interest expense — Note 3	15,310	15,450
Custodian fees	11,459	4,451
Other expenses	14,064	8,198
Total Expenses	2,933,988	1,497,681
Less expense reimbursements/waivers — Note 3	—	(65,608)
NET INVESTMENT (LOSS)	(1,822,840)	(841,031)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	19,992,820	36,917,645
Net realized (loss) on foreign currency transactions	(1,749)	—
Net realized gain on investments and foreign currency	19,991,071	36,917,645
Net change in unrealized appreciation on unaffiliated investments	60,019,867	4,518,818
Net change in unrealized appreciation (depreciation) on affiliated investments	(12,527)	2,733,839
Net change in unrealized appreciation on foreign currency	4,074	3,010
Net change in unrealized appreciation on investments and foreign currency	60,011,414	7,255,667
Net realized and unrealized gain on investments and foreign currency	80,002,485	44,173,312
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,179,645	$43,332,281
* Foreign withholding taxes	$30,841	$7,559
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Operations for the six months ended June 30, 2025 (Unaudited) (Continued)

	Alger Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$394,193	$235,704
Interest	1,778	53,832
Income from securities lending	3,452	—
Total Income	399,423	289,536
EXPENSES:
Investment advisory fees — Note 3	102,073	538,071
Shareholder administrative fees — Note 3	2,042	7,080
Administration fees — Note 3	5,614	19,470
Professional fees	16,118	24,559
Fund accounting fees	11,792	17,836
Transfer agent fees	2,581	8,896
Registration fees	10,662	14,434
Printing fees	3,066	9,447
Trustee fees — Note 3	1,557	5,400
Interest expense — Note 3	473	445
Custodian fees	908	4,233
Other expenses	1,387	7,082
Total Expenses	158,273	656,953
Less expense reimbursements/waivers — Note 3	—	(18,651)
NET INVESTMENT INCOME (LOSS)	241,150	(348,766)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	1,188,567	8,949,456
Net realized (loss) on affiliated investments	—	(9,491)
Net realized (loss) on foreign currency transactions	—	(800)
Net realized gain on investments and foreign currency	1,188,567	8,939,165
Net change in unrealized appreciation on unaffiliated investments	935,157	2,960,857
Net change in unrealized appreciation on affiliated investments	—	124,713
Net change in unrealized appreciation on foreign currency	—	194
Net change in unrealized appreciation on investments and foreign currency	935,157	3,085,764
Net realized and unrealized gain on investments and foreign currency	2,123,724	12,024,929
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,364,874	$11,676,163
* Foreign withholding taxes	$3,824	$6,141
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Operations for the six months ended June 30, 2025 (Unaudited) (Continued)

	Alger Small Cap Growth Portfolio	Alger Balanced Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$151,001	$411,009
Interest	171,981	338,964
Total Income	322,982	749,973
EXPENSES:
Investment advisory fees — Note 3	539,138	210,120
Shareholder administrative fees — Note 3	6,656	2,960
Administration fees — Note 3	18,304	8,138
Professional fees	24,228	17,766
Fund accounting fees	18,909	12,970
Transfer agent fees	9,403	3,706
Registration fees	14,587	11,272
Printing fees	11,807	5,418
Trustee fees — Note 3	5,121	2,265
Interest expense — Note 3	—	331
Custodian fees	3,108	1,499
Other expenses	8,935	5,055
Total Expenses	660,196	281,500
NET INVESTMENT INCOME (LOSS)	(337,214)	468,473
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on unaffiliated investments	(1,757,456)	1,597,570
Net realized gain on foreign currency transactions	313	—
Net realized gain (loss) on investments and foreign currency	(1,757,143)	1,597,570
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(4,936,573)	893,051
Net change in unrealized (depreciation) on affiliated investments	(42,583)	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(4,979,156)	893,051
Net realized and unrealized gain (loss) on investments and foreign currency	(6,736,299)	2,490,621
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,073,513)	$2,959,094
* Foreign withholding taxes	$—	$4,029
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets (Unaudited)

	Alger Capital Appreciation Portfolio
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Net investment (loss)	$(1,822,840)	$(2,448,743)
Net realized gain on investments and foreign currency	19,991,071	55,128,900
Net change in unrealized appreciation on investments and foreign currency	60,011,414	152,610,670
Net increase in net assets resulting from operations	78,179,645	205,290,827
Net dividends and distributions to shareholders:
Income distributions	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions — Note 7:
Class I-2	(44,572,227)	20,215,227
Class S	(3,575,879)	(11,187,115)
Net increase (decrease) from shares of beneficial interest transactions — Note 7	(48,148,106)	9,028,112
Total increase	30,031,539	214,318,939
Net Assets:
Beginning of period	649,434,104	435,115,165
END OF PERIOD	$679,465,643	$649,434,104
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Large Cap Growth Portfolio
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Net investment (loss)	$(841,031)	$(957,873)
Net realized gain on investments and foreign currency	36,917,645	26,763,201
Net change in unrealized appreciation on investments and foreign currency	7,255,667	92,236,495
Net increase in net assets resulting from operations	43,332,281	118,041,823
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions — Note 7:
Class I-2	(17,371,400)	(40,975,383)
Net decrease from shares of beneficial interest transactions — Note 7	(17,371,400)	(40,975,383)
Total increase	25,960,881	77,066,440
Net Assets:
Beginning of period	371,400,083	294,333,643
END OF PERIOD	$397,360,964	$371,400,083
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Growth & Income Portfolio
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Net investment income	$241,150	$469,618
Net realized gain on investments and foreign currency	1,188,567	2,788,667
Net change in unrealized appreciation on investments and foreign currency	935,157	5,019,823
Net increase in net assets resulting from operations	2,364,874	8,278,108
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	(406,754)	(387,744)
Decrease from shares of beneficial interest transactions — Note 7:
Class I-2	(1,643,462)	(3,188,771)
Net decrease from shares of beneficial interest transactions — Note 7	(1,643,462)	(3,188,771)
Total increase	314,658	4,701,593
Net Assets:
Beginning of period	42,522,205	37,820,612
END OF PERIOD	$42,836,863	$42,522,205
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap Growth Portfolio
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Net investment (loss)	$(348,766)	$(498,024)
Net realized gain on investments and foreign currency	8,939,165	12,823,947
Net change in unrealized appreciation on investments and foreign currency	3,085,764	14,176,781
Net increase in net assets resulting from operations	11,676,163	26,502,704
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions — Note 7:
Class I-2	(6,108,621)	(12,709,656)
Net decrease from shares of beneficial interest transactions — Note 7	(6,108,621)	(12,709,656)
Total increase	5,567,542	13,793,048
Net Assets:
Beginning of period	147,697,672	133,904,624
END OF PERIOD	$153,265,214	$147,697,672
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Small Cap Growth Portfolio
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Net investment (loss)	$(337,214)	$(1,120,687)
Net realized gain (loss) on investments and foreign currency	(1,757,143)	16,644,375
Net change in unrealized (depreciation) on investments and foreign currency	(4,979,156)	(3,518,237)
Net increase (decrease) in net assets resulting from operations	(7,073,513)	12,005,451
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	(574,238)
Decrease from shares of beneficial interest transactions — Note 7:
Class I-2	(5,215,030)	(20,147,952)
Net decrease from shares of beneficial interest transactions — Note 7	(5,215,030)	(20,147,952)
Total decrease	(12,288,543)	(8,716,739)
Net Assets:
Beginning of period	150,208,435	158,925,174
END OF PERIOD	$137,919,892	$150,208,435
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Balanced Portfolio
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Net investment income	$468,473	$795,606
Net realized gain on investments and foreign currency	1,597,570	2,616,270
Net change in unrealized appreciation on investments and foreign currency	893,051	5,928,088
Net increase in net assets resulting from operations	2,959,094	9,339,964
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	(116,250)
Decrease from shares of beneficial interest transactions — Note 7:
Class I-2	(2,176,138)	(3,934,633)
Net decrease from shares of beneficial interest transactions — Note 7	(2,176,138)	(3,934,633)
Total increase	782,956	5,289,081
Net Assets:
Beginning of period	61,285,298	55,996,217
END OF PERIOD	$62,068,254	$61,285,298
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Portfolio	Class I-2
	Six Months Ended 6/30/2025(a)	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$115.87	$78.22	$54.65	$94.33	$99.96	$80.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.33)	(0.42)	(0.16)	(0.08)	(0.52)	(0.25)
Net realized and unrealized gain (loss) on investments	16.15	38.07	23.73	(34.22)	19.51	33.91
Total from investment operations	15.82	37.65	23.57	(34.30)	18.99	33.66
Distributions from net realized gains	—	—	—	(5.38)	(24.62)	(14.63)
Net asset value, end of period	$131.69	$115.87	$78.22	$54.65	$94.33	$99.96
Total return(c)	13.66%	48.13%	43.13%	(36.52) %	19.13%	41.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$628,077	$600,471	$392,988	$317,119	$584,908	$573,297
Ratio of net expenses to average net assets	0.94%	0.93%	0.95%	0.94%	0.91%	0.93%
Ratio of net investment loss to average net assets	(0.57) %	(0.43) %	(0.24) %	(0.11) %	(0.47) %	(0.27) %
Portfolio turnover rate	41.29%	66.83%(d)	79.29%	107.04%	89.50%	89.91%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Portfolio	Class S
	Six Months Ended 6/30/2025(a)	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$102.73	$69.52	$48.69	$85.16	$92.49	$75.85
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.41)	(0.59)	(0.29)	(0.23)	(0.73)	(0.45)
Net realized and unrealized gain (loss) on investments	14.28	33.80	21.12	(30.86)	18.02	31.72
Total from investment operations	13.87	33.21	20.83	(31.09)	17.29	31.27
Distributions from net realized gains	—	—	—	(5.38)	(24.62)	(14.63)
Net asset value, end of period	$116.60	$102.73	$69.52	$48.69	$85.16	$92.49
Total return(c)	13.50%	47.77%	42.78%	(36.69) %	18.83%	41.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$51,388	$48,963	$42,127	$36,445	$61,345	$58,436
Ratio of net expenses to average net assets	1.19%	1.19%	1.20%	1.19%	1.16%	1.18%
Ratio of net investment loss to average net assets	(0.82) %	(0.69) %	(0.49) %	(0.36) %	(0.72) %	(0.52) %
Portfolio turnover rate	41.29%	66.83%(d)	79.29%	107.04%	89.50%	89.91%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Large Cap Growth Portfolio	Class I-2
	Six Months Ended 6/30/2025(a)	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022(b)	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$89.20	$62.42	$47.05	$81.08	$93.41	$64.31
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(c)	(0.21)	(0.22)	(0.13)	(0.14)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	11.41	27.00	15.50	(31.11)	11.07	42.98
Total from investment operations	11.20	26.78	15.37	(31.25)	10.97	42.88
Dividends from net investment income	—	—	—	—	—	(0.15)
Distributions from net realized gains	—	—	—	(2.78)	(23.30)	(13.63)
Net asset value, end of period	$100.40	$89.20	$62.42	$47.05	$81.08	$93.41
Total return(d)	12.58%	42.89%	32.67%	(38.65) %	11.84%	67.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$397,361	$371,400	$294,334	$241,356	$420,951	$422,379
Ratio of gross expenses to average net assets(e)	0.85%	0.84%	0.87%	0.87%	0.82%	0.88%
Ratio of expense reimbursements to average net assets	(0.04) %	(0.03) %	(0.03) %	(0.03) %	(0.02) %	(0.03) %
Ratio of net expenses to average net assets	0.81%	0.81%	0.84%	0.84%	0.80%	0.85%
Ratio of net investment loss to average net assets	(0.48) %	(0.29) %	(0.24) %	(0.24) %	(0.10) %	(0.12) %
Portfolio turnover rate	58.76%	68.97%	103.22%	78.40%	69.92%	125.41%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Class S Shares were converted into Class I-2 Shares after the close of business on June 3, 2022.
(c)	Amount was computed based on average shares outstanding during the period.
(d)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(e)	Ratio of gross expenses to average net assets does not reflect acquired fund fees and expenses.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Portfolio	Class I-2
	Six Months Ended 6/30/2025(a)	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$33.31	$27.41	$23.11	$29.53	$24.34	$21.58
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.19	0.35	0.37	0.38	0.35	0.31
Net realized and unrealized gain (loss) on investments	1.73	5.84	5.11	(4.78)	7.29	2.86
Total from investment operations	1.92	6.19	5.48	(4.40)	7.64	3.17
Dividends from net investment income	(0.33)	(0.18)	(0.36)	(0.37)	(0.32)	(0.30)
Distributions from net realized gains	—	(0.11)	(0.82)	(1.65)	(2.13)	(0.11)
Net asset value, end of period	$34.90	$33.31	$27.41	$23.11	$29.53	$24.34
Total return(c)	5.84%	22.66%	23.93%	(14.98) %	31.66%	14.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$42,837	$42,522	$37,821	$32,577	$41,056	$34,210
Ratio of net expenses to average net assets	0.78%	0.85%	0.93%	0.93%	0.86%	1.00%
Ratio of net investment income to average net assets	1.18%	1.14%	1.46%	1.47%	1.25%	1.49%
Portfolio turnover rate	0.65%	3.34%	2.81%	3.65%	5.19%	9.92%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Portfolio	Class I-2
	Six Months Ended 6/30/2025(a)	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022(b)	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$20.40	$16.85	$13.68	$22.18	$33.25	$22.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(c)	(0.05)	(0.07)	(0.05)	(0.05)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments	1.78	3.62	3.22	(7.94)	1.33	14.73
Total from investment operations	1.73	3.55	3.17	(7.99)	1.16	14.59
Distributions from net realized gains	—	—	—	(0.51)	(12.23)	(4.03)
Net asset value, end of period	$22.13	$20.40	$16.85	$13.68	$22.18	$33.25
Total return(d)	8.43%	21.07%	23.17%	(36.07) %	4.20%	64.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$153,265	$147,698	$133,905	$117,234	$190,131	$201,803
Ratio of gross expenses to average net assets(e)	0.93%	0.94%	0.98%	0.97%	0.92%	0.96%
Ratio of expense reimbursements to average net assets	(0.03) %	(0.03) %	(0.02) %	(0.02) %	(0.02) %	—
Ratio of net expenses to average net assets	0.90%	0.91%	0.96%	0.95%	0.90%	0.96%
Ratio of net investment loss to average net assets	(0.49) %	(0.35) %	(0.34) %	(0.31) %	(0.50) %	(0.53) %
Portfolio turnover rate	42.22%	61.95%	71.82%	156.64%	194.35%	186.21%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Class S Shares were converted into Class I-2 Shares after the close of business on June 3, 2022.
(c)	Amount was computed based on average shares outstanding during the period.
(d)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(e)	Ratio of gross expenses to average net assets does not reflect acquired fund fees and expenses.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Portfolio	Class I-2
	Six Months Ended 6/30/2025(a)	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$17.81	$16.53	$14.19	$27.88	$44.78	$28.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.13)	(0.09)	(0.13)	(0.38)	(0.22)
Net realized and unrealized gain (loss) on investments	(0.77)	1.48	2.43	(10.38)	(2.65)	19.39
Total from investment operations	(0.81)	1.35	2.34	(10.51)	(3.03)	19.17
Dividends from net investment income	—	(0.07)	—	—	—	(0.40)
Distributions from net realized gains	—	—	—	(3.18)	(13.87)	(2.68)
Net asset value, end of period	$17.00	$17.81	$16.53	$14.19	$27.88	$44.78
Total return(c)	(4.55) %	8.13%	16.49%	(38.01) %	(6.06) %	67.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$137,920	$150,208	$158,925	$149,271	$261,268	$331,123
Ratio of net expenses to average net assets	0.99%	1.00%	1.02%	1.00%	0.95%	0.96%
Ratio of net investment loss to average net assets	(0.51) %	(0.73) %	(0.61) %	(0.63) %	(0.85) %	(0.62) %
Portfolio turnover rate	16.69%	51.26%	34.48%	12.97%	34.38%	26.46%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Balanced Portfolio	Class I-2
	Six Months Ended 6/30/2025(a)	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$22.12	$18.93	$16.40	$19.59	$17.05	$15.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.17	0.28	0.26	0.20	0.16	0.21
Net realized and unrealized gain (loss) on investments	0.92	2.95	2.59	(2.41)	3.09	1.39
Total from investment operations	1.09	3.23	2.85	(2.21)	3.25	1.60
Dividends from net investment income	—	—	(0.26)	(0.21)	(0.16)	(0.20)
Distributions from net realized gains	—	(0.04)	(0.06)	(0.77)	(0.55)	(0.06)
Net asset value, end of period	$23.21	$22.12	$18.93	$16.40	$19.59	$17.05
Total return(c)	4.93%	17.07%	17.43%	(11.31) %	19.12%	10.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$62,068	$61,285	$55,996	$51,917	$62,321	$52,305
Ratio of net expenses to average net assets	0.95%	1.03%	1.07%	1.04%	1.09%	1.07%
Ratio of net investment income to average net assets	1.58%	1.33%	1.46%	1.14%	0.88%	1.34%
Portfolio turnover rate	8.04%	12.82%	6.05%	9.47%	11.10%	15.41%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios” and each, individually, a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective to seek long-term capital appreciation. Alger Growth & Income Portfolio’s investment objective is to seek capital appreciation and current income and it invests primarily in equity securities. Alger Balanced Portfolio’s investment objective is to seek current income and long-term capital appreciation; the Portfolio invests in both equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
Alger Capital Appreciation Portfolio offers Class I-2 shares and Class S shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Effective April 30, 2021, the Board of Trustees of the Fund (the “Board”) authorized a partial closing of the Portfolio’s Class S shares. Existing investors that hold Class S shares who had an open account with the Portfolio on April 30, 2021 may continue to invest in additional Class S shares of the Portfolio through exchanges, dividend reinvestment and additional purchases as provided in the Portfolio’s prospectus. Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.
After the close of business on June 3, 2022, Class S shares of the Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio were converted into Class I-2 shares with the same relative aggregate net asset value as the Class S shares held immediately prior to the conversion. Upon completion of the conversion, Class S shares of the Portfolios were no longer offered.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, Fred Alger Management, LLC, the Portfolios’ investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolios to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolios. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies’ net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.
Securities in which the Portfolios invest may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Portfolio’s quantiative summary by Level can be found in Note 9.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Lending of  Fund Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Portfolio’s total assets including borrowings, as defined in its prospectuses. The Portfolios may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statements of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolios. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolios may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. Each Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. At June 30, 2025, the Portfolios had no securities on loan.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolios on the ex-dividend date. The Portfolios declare and pay dividends from net investment income, if available, annually except that Alger Growth & Income Portfolio declares and pays such dividends quarterly. With respect to all Portfolios, distributions from net realized gains, offset by any loss carryforward, are declared and paid annually. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Portfolios and are designed to present each Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is each Portfolio’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolios maintain such compliance, no U.S. federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolios to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolios file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolios’ tax returns remains open for the tax years 2021-2024. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolio’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(i) Segment Reporting: During the six months ended June 30, 2025, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Fund acts as the Portfolios’ CODM. Each Portfolio represents a single operating segment. The CODM monitors the operating results of each Portfolio, including each Portfolio’s portfolio composition, total return, expense ratio, and changes in net assets. Each Portfolio’s long-term strategic asset allocation is determined in accordance

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

with the terms of each Portfolio’s prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited financial statements reflect all adjustments that are, in the opinion of management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Portfolio, pursuant to the provisions of the Fund’s Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended June 30, 2025, is set forth below under the heading “Annual Rate”:

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Annual Rate
Alger Capital Appreciation Portfolio(a)	0.81%	0.65%	0.60%	0.55%	0.45%	0.81%
Alger Large Cap Growth Portfolio(b),(c)	0.71	0.60	—	—	—	0.71
Alger Growth & Income Portfolio(d)	0.50	—	—	—	—	0.50
Alger Mid Cap Growth Portfolio(c),(e)	0.76	0.70	—	—	—	0.76
Alger Small Cap Growth Portfolio(c)	0.81	0.75	—	—	—	0.81
Alger Balanced Portfolio(c)	0.71	0.55	—	—	—	0.71

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $3 billion, Tier 3 rate is paid on assets between $3 billion and $4 billion, Tier 4 rate is paid on assets between $4 billion and $5 billion, and
Tier 5 rate is paid on assets in excess of $5 billion.

(b)
Alger Management has agreed to waive fees owed to it by, or to reimburse expenses of, the Portfolio in an amount corresponding to the management fee borne by the Portfolio as an investor in any underlying Alger Management-
sponsored fund. This agreement will remain in effect for the life of any investment by the Portfolio in any Alger
Management- sponsored fund. For the six months ended June 30, 2025, the Portfolio waived $65,608 or 0.04%
pursuant to this agreement.

(c)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(d)	Tier 1 rate is paid on all assets.
(e)
Alger Management has agreed to waive fees owed to it by, or to reimburse expenses of, the Portfolio in an amount corresponding management fee borne by the Portfolio as an investor in any underlying Alger Management-sponsored fund. This agreement will in effect for the life of any investment by the Portfolio in any Alger Management-sponsored fund. For the six months ended June 30, 2025, the Portfolio waived $18,650 or 0.03% pursuant to this agreement.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) Administration Fees: Fees incurred by each Portfolio, pursuant to the provisions of the Fund’s Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of each Portfolio at the annual rate of 0.0275%.
(c) Distribution Fees: Alger Capital Appreciation Portfolio adopted a Distribution Plan pursuant to which Class S shares of the Portfolio pay Fred Alger & Company, LLC, the Fund’s distributor and an affiliate of Alger Management (the “Distributor” or “Alger LLC”), a fee at the annual rate of 0.25% of the average daily net assets of the Class S shares of the Alger Capital Appreciation Portfolio to compensate Alger LLC for its activities and expenses incurred in distributing the Class S shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Brokerage Commissions: During the six months ended June 30, 2025, Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio paid Alger LLC $17,651, $20,150, $9,200 and $10,650, respectively, in connection with securities transactions. For the six months ended June 30, 2025, there were no brokerage commissions paid by Alger Growth & Income Portfolio or Alger Balanced Portfolio to Alger LLC.
(e) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolios compensate Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(f) Trustee Fees: Effective January 1, 2025, each trustee who is not an “interested person” of the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Fund, The Alger Funds, The Alger Funds II, The Alger Institutional Funds, Alger Global Equity Fund and The Alger ETF Trust, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Independent Trustees who are not members of the Audit Committee but attend Audit Committee meetings receive a stipend of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(g) Interfund Trades: The Portfolios may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital, LLC or Redwood Investments, LLC, affiliates of Alger Management. For the six months ended June 30, 2025, these purchases and sales were as follows:

	PURCHASES	SALES	REALIZED GAIN
Alger Large Cap Growth Portfolio	$702,534	$—	$—
Alger Small Cap Growth Portfolio	348,209	—	—
(h) Interfund Loans: The Portfolios, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolios may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If a Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Portfolio’s total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Portfolios. The Portfolios had no interfund loans outstanding as of June 30, 2025.
For the six months ended June 30, 2025, Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Balanced Portfolio incurred interfund loan interest expense of $9,798, $4,960, $445 and $183, respectively, which is included in interest expense in the accompanying Statements of Operations. The Portfolios did not earn any interest income by lending money to other funds.
(i) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolios were held by Alger Management and its affiliated entities as of June 30, 2025.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Portfolio, other than short-term securities, for the six months ended June 30, 2025. Alger Balanced Portfolio had U.S. Government purchases of $512,578 during the six months ended June 30, 2025.

	PURCHASES	SALES
Alger Capital Appreciation Portfolio	$256,661,746	$305,751,386
Alger Large Cap Growth Portfolio	208,422,177	222,451,553
Alger Growth & Income Portfolio	271,319	1,930,271
Alger Mid Cap Growth Portfolio	60,046,322	71,272,047
Alger Small Cap Growth Portfolio	21,270,005	33,645,178
Alger Balanced Portfolio	4,797,179	6,999,468
NOTE 5 — Securities Lending:

At June 30, 2025, the Alger Growth & Income Portfolio had no outstanding securities on loan.
Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlements of securities transactions.
The market value of any securities on loan, if any, are classified as equity securities in the Portfolios’ Schedules of Investments, and the value of any related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively.
NOTE 6 — Borrowings:

The Portfolios may borrow from The Bank of New York (the “Custodian”) on an uncommitted basis. Each Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at June 30, 2025, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Portfolios may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(h). For the six months ended June 30, 2025, the Portfolios had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Portfolio	$427,116	5.69%
Alger Large Cap Growth Portfolio	387,414	5.84
Alger Growth & Income Portfolio	14,034	6.33
Alger Mid Cap Growth Portfolio	14,781	5.91
Alger Small Cap Growth Portfolio	—	—
Alger Balanced Portfolio	8,114	6.07
The highest amount borrowed by each Portfolio from the Custodian and other funds in the Alger Fund Complex during the six months ended June 30, 2025 was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Portfolio	$21,540,000
Alger Large Cap Growth Portfolio	5,349,636
Alger Growth & Income Portfolio	145,931
Alger Mid Cap Growth Portfolio	1,442,000
Alger Small Cap Growth Portfolio	—
Alger Balanced Portfolio	294,000
NOTE 7 — Share Capital:

The Portfolios have an unlimited number of authorized shares of beneficial interest of $.001 par value. During the six months ended June 30, 2025 and the year ended December 31, 2024, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED June 30, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Portfolio
Class I-2:
Shares sold	378,447	$43,454,623	734,604	$72,803,598
Subscriptions in kind[1]	—	—	842,109	84,370,859
Dividends reinvested	—	—	—	—
Shares redeemed	(791,364)	(88,026,850)	(1,418,734)	(136,959,230)
Net (decrease) increase	(412,917)	$(44,572,227)	157,979	$20,215,227
Class S:
Shares sold	11,568	$1,177,112	21,873	$1,811,512
Dividends reinvested	—	—	—	—
Shares redeemed	(47,460)	(4,752,991)	(151,242)	(12,998,627)
Net decrease	(35,892)	$(3,575,879)	(129,369)	$(11,187,115)

[1]	Certain shareholders of the Portfolio subscribed for shares in-kind.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED June 30, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Large Cap Growth Portfolio
Class I-2:
Shares sold	139,645	$12,805,865	230,978	$17,507,353
Dividends reinvested	—	—	—	—
Shares redeemed	(345,625)	(30,177,265)	(782,598)	(58,482,736)
Net decrease	(205,980)	$(17,371,400)	(551,620)	$(40,975,383)

	FOR THE SIX MONTHS ENDED June 30, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Growth & Income Portfolio
Class I-2:
Shares sold	18,082	$593,816	42,404	$1,280,039
Dividends reinvested	12,640	406,754	12,252	387,744
Shares redeemed	(79,973)	(2,644,032)	(157,676)	(4,856,554)
Net decrease	(49,251)	$(1,643,462)	(103,020)	$(3,188,771)

	FOR THE SIX MONTHS ENDED June 30, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Portfolio
Class I-2:
Shares sold	285,117	$5,913,672	546,223	$10,805,307
Dividends reinvested	—	—	—	—
Shares redeemed	(598,881)	(12,022,293)	(1,250,552)	(23,514,963)
Net decrease	(313,764)	$(6,108,621)	(704,329)	$(12,709,656)

	FOR THE SIX MONTHS ENDED June 30, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Portfolio
Class I-2:
Shares sold	195,004	$3,118,057	298,098	$5,203,301
Dividends reinvested	—	—	30,275	573,116
Shares redeemed	(515,008)	(8,333,087)	(1,506,881)	(25,924,369)
Net decrease	(320,004)	$(5,215,030)	(1,178,508)	$(20,147,952)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED June 30, 2025		FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Balanced Portfolio
Class I-2:
Shares sold	96,994	$2,104,439	210,737	$4,429,355
Dividends reinvested	—	—	5,199	116,250
Shares redeemed	(193,657)	(4,280,577)	(402,701)	(8,480,238)
Net decrease	(96,663)	$(2,176,138)	(186,765)	$(3,934,633)
NOTE 8 — Income Tax Information:

As of December 31, 2024, the Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio, for U.S. federal income tax purposes, had capital loss carryforwards of $11,241,540, $33,252,232 and $1,900,260, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and  may be applied against future net realized gains until their utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Portfolios accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 9 — Fair Value Measurements:

The following is a summary of the inputs used as of June 30, 2025 in valuing the Portfolios’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Portfolios have determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$123,775,636	$123,775,636	$—	$—
Consumer Discretionary	79,327,646	79,327,646	—	—
Energy	3,733,398	3,733,398	—	—
Financials	24,212,468	24,212,468	—	—
Health Care	34,444,070	34,444,070	—	—
Industrials	41,854,139	41,854,139	—	—
Information Technology	319,498,287	319,498,287	—	—
Materials	2,984,147	2,984,147	—	—
Utilities	39,033,537	39,033,537	—	—
TOTAL COMMON STOCKS	$668,863,328	$668,863,328	$—	$—
PREFERRED STOCKS
Financials	230,837	—	230,837	—
Information Technology	9,871,299	—	—	9,871,299
TOTAL PREFERRED STOCKS	$10,102,136	$—	$230,837	$9,871,299
SPECIAL PURPOSE VEHICLE
Information Technology	400,210	—	400,210	—
SHORT-TERM INVESTMENTS
Money Market Funds	1,087,740	1,087,740	—	—
TOTAL INVESTMENTS IN SECURITIES	$680,453,414	$669,951,068	$631,047	$9,871,299

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$83,712,927	$83,712,927	$—	$—
Consumer Discretionary	39,186,571	39,186,571	—	—
Health Care	32,968,348	32,968,348	—	—
Industrials	32,108,349	32,108,349	—	—
Information Technology	156,751,008	156,751,008	—	—
Materials	3,735,124	3,735,124	—	—
Utilities	20,182,535	20,182,535	—	—
TOTAL COMMON STOCKS	$368,644,862	$368,644,862	$—	$—
Exchange Traded Funds	10,427,876	10,427,876	—	—
Mutual Funds	11,278,941	11,278,941	—	—
PREFERRED STOCKS
Information Technology	5,435,486	—	—	5,435,486
SPECIAL PURPOSE VEHICLE
Information Technology	1,600,839	—	1,600,839	—
TOTAL INVESTMENTS IN SECURITIES	$397,388,004	$390,351,679	$1,600,839	$5,435,486

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,082,648	$4,082,648	$—	$—
Consumer Discretionary	3,192,017	3,192,017	—	—
Consumer Staples	2,692,560	2,692,560	—	—
Energy	1,689,252	1,689,252	—	—
Financials	6,544,561	6,544,561	—	—
Health Care	4,261,507	4,261,507	—	—
Industrials	2,823,958	2,823,958	—	—
Information Technology	14,821,652	14,821,652	—	—
Materials	672,028	672,028	—	—
Utilities	652,978	652,978	—	—
TOTAL COMMON STOCKS	$41,433,161	$41,433,161	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	174,203	174,203	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,301,595	1,301,595	—	—
TOTAL INVESTMENTS IN SECURITIES	$42,908,959	$42,908,959	$—	$—

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,897,824	$11,897,824	$—	$—
Consumer Discretionary	15,353,523	15,353,523	—	—
Consumer Staples	2,516,301	2,516,301	—	—
Financials	17,308,892	17,308,892	—	—
Health Care	7,945,581	7,945,581	—	—
Industrials	35,045,134	35,045,134	—	—
Information Technology	37,198,189	37,198,189	—	—
Materials	1,789,061	1,789,061	—	—
Real Estate	6,568,188	6,568,188	—	—
Utilities	7,413,596	7,413,596	—	—
TOTAL COMMON STOCKS	$143,036,289	$143,036,289	$—	$—
Exchange Traded Funds	5,356,431	5,356,431	—	—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
Information Technology	597,566	—	—	597,566
TOTAL PREFERRED STOCKS	$597,566	$—	$—	$597,566
RIGHTS
Health Care	— [2]	—	—	— [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,013,495	—	1,013,495	—
WARRANTS
Information Technology	— [3]	—	— [3]	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$3,211,176	$3,211,176	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$153,214,957	$151,603,896	$1,013,495	$597,566

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$803,291	$803,291	$—	$—
Consumer Discretionary	21,884,359	21,884,359	—	—
Consumer Staples	4,129,493	4,129,493	—	—
Energy	3,716,200	3,716,200	—	—
Financials	3,781,287	3,781,287	—	—
Health Care	31,434,690	31,377,232	—	57,458
Industrials	21,429,287	21,429,287	—	—
Information Technology	35,788,802	35,788,802	—	—
Materials	1,106,281	1,106,281	—	—
Utilities	574,017	574,017	—	—
TOTAL COMMON STOCKS	$124,647,707	$124,590,249	$—	$57,458
PREFERRED STOCKS
Health Care	212,291 [1]	—	—	212,291 [1]
Information Technology	645,272	—	—	645,272
TOTAL PREFERRED STOCKS	$857,563	$—	$—	$857,563
RIGHTS
Health Care	59,562 [2]	—	—	59,562 [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,434,581	—	1,434,581	—
SHORT-TERM INVESTMENTS
Money Market Funds	10,849,330	10,849,330	—	—
TOTAL INVESTMENTS IN SECURITIES	$137,848,743	$135,439,579	$1,434,581	$974,583

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,249,924	$4,249,924	$—	$—
Consumer Discretionary	3,323,546	3,323,546	—	—
Consumer Staples	2,798,136	2,798,136	—	—
Energy	1,760,934	1,760,934	—	—
Financials	6,792,522	6,792,522	—	—
Health Care	4,438,184	4,438,184	—	—
Industrials	2,957,299	2,957,299	—	—
Information Technology	15,498,980	15,498,980	—	—
Materials	704,164	704,164	—	—
Utilities	676,999	676,999	—	—
TOTAL COMMON STOCKS	$43,200,688	$43,200,688	$—	$—
CORPORATE BONDS
Communication Services	1,006,752	—	1,006,752	—
Consumer Discretionary	1,501,881	—	1,501,881	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Consumer Staples	$1,513,281	$—	$1,513,281	$—
Energy	507,176	—	507,176	—
Financials	2,026,436	—	2,026,436	—
Health Care	3,526,583	—	3,526,583	—
Industrials	1,524,475	—	1,524,475	—
Information Technology	1,504,634	—	1,504,634	—
Materials	515,255	—	515,255	—
Real Estate	502,571	—	502,571	—
Utilities	1,008,408	—	1,008,408	—
TOTAL CORPORATE BONDS	$15,137,452	$—	$15,137,452	$—
MASTER LIMITED PARTNERSHIP
Energy	181,939	181,939	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,356,873	1,356,873	—	—
U.S. GOVERNMENT BONDS	1,570,531	—	1,570,531	—
SHORT-TERM INVESTMENTS
Money Market Funds	496,702	496,702	—	—
TOTAL INVESTMENTS IN SECURITIES	$61,944,185	$45,236,202	$16,707,983	$—

[1]
Each of Alger Mid Cap Growth Portfolio’s and Alger Small Cap Growth Portfolio’s holdings of Prosetta Biosciences, Inc.,
Series D shares are classified as a Level 3 investment and are fair valued at zero as of June 30, 2025.

[2]	Each of Alger Mid Cap Growth Portfolio’s and Alger Small Cap Growth Portfolio’s holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of June 30, 2025.
[3]	Alger Mid Cap Growth Portfolio’s holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of June 30, 2025.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$8,294,360
Transfers into Level 3	—
Transfers out of Level 3	(230,837)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,807,776
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2025	9,871,299
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2025**	$1,807,776

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$412,737
Transfers into Level 3	—
Transfers out of Level 3	(400,210)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(12,527)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2025**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$5,435,486
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2025	5,435,486
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2025**	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$1,650,948
Transfers into Level 3	—
Transfers out of Level 3	(1,600,839)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(50,109)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2025**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$597,566*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2025	597,566*
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2025**	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2025	$55,263
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(55,263)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2025**	$(55,263)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$1,042,704
Transfers into Level 3	—
Transfers out of Level 3	(1,013,495)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(29,209)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2025**	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2025	$1,404,534
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,347,076)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2025	57,458
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2025**	$(1,347,076)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$916,844*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(59,281)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2025	857,563*
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2025**	$(59,281)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2025	$93,853
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(34,291)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2025	59,562*
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2025**	$(34,291)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$1,477,164
Transfers into Level 3	—
Transfers out of Level 3	(1,434,581)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(42,583)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at June 30, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2025**	$—

*	Includes securities that are fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
The following table provides quantitative information about each Portfolio’s Level 3 fair value measurements of its investments as of June 30, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Portfolio’s fair value measurements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value June 30, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Portfolio
Preferred Stocks	$9,871,299	Market Approach	Revenue Multiple	16.00x-22.88x	14.06x
Alger Large Cap Growth Portfolio
Preferred Stocks	5,435,486	Market Approach	Revenue Multiple	22.88x	N/A*
Alger Mid Cap Growth Portfolio
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
	597,566	Market Approach	Revenue Multiple	22.88x	N/A*
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*
Alger Small Cap Growth Portfolio
Common Stocks	57,458	Market Approach	Revenue Multiple	1.33x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
Preferred Stocks	857,563	Market Approach	Revenue Multiple	1.33x-22.88x	17.55x
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A*
Rights	59,562	Income Approach	Discount Rate Probability of Success	4.97% 12%-44%	4.97% 39.47%

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of June 30, 2025.
***	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of June 30, 2025.
The significant unobservable inputs used in the fair value measurement of each Portfolio’s securities are revenue and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the period ended June 30, 2025, there were no changes in valuation methodology on Level 3 investments.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 10 — Principal Risks:

Alger Capital Appreciation Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
Alger Large Cap Growth Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
Alger Growth & Income Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Income producing securities may cut or fail to declare dividends due to market downturns or for other reasons. A significant portion of assets may be invested in

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
Alger Mid Cap Growth Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
Alger Small Cap Growth Portfolio — Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
Alger Balanced Portfolio— Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. The risks of investing in fixed-income securities include sensitivity to interest rate and credit rating changes, call risk, increased volatility for lower rated securities, and prepayment risk. Income-producing securities may cut or fail to declare dividends due to market downturns or for other reasons. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 11 — Affiliated Securities:

During the six months ended June 30, 2025, as disclosed in the following table, certain Portfolios held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Portfolio(s) for purposes of the 1940 Act. Transactions during the six months ended June 30, 2025 with such affiliated persons are summarized below. During this period, other Portfolios of the Fund may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at June 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at June 30, 2025
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(12,527)	$400,210
Total	—	—	—	—	$—	$—	$(12,527)	$400,210

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at June 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at June 30, 2025
Alger Large Cap Growth Portfolio
Exchange Traded Funds
Alger 35 ETF	353,188	—	—	353,188	$—	$—	$1,497,164	$10,427,876
Mutual Funds
Alger 35 Fund	559,471	—	—	559,471	—	—	1,286,784	11,278,941
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(50,109)	1,600,839
Total	912,659	—	—	912,659	$—	$—	$2,733,839	$23,307,656

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at June 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at June 30, 2025
Alger Mid Cap Growth Portfolio
Exchange Traded Funds
Alger Mid Cap 40 ETF	283,956	—	(5,193)	278,763	$—	$(9,491)	$153,922	$5,356,431
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(23,077)	737,228
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(6,132)	276,267
Total	283,956	—	(5,193)	278,763	$—	$(9,491)	$124,713	$6,369,926

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at June 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at June 30, 2025
Alger Small Cap Growth Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(36,923)	$1,179,565
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(5,660)	255,016
Total	—	—	—	—	$—	$—	$(42,583)	$1,434,581

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
June 30, 2025.

NOTE 12 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to June 30, 2025, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolios use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolios’ website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolios’ securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolios.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolios’ shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios) are acceptable.
The Portfolios file their complete schedule of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolios make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolios provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolios will communicate with these third parties to confirm that they understand the Portfolios’ policies and procedures regarding such disclosure. These agreements must be approved by the Fund’s Chief Compliance Officer.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

The Board periodically reviews a report disclosing the third parties to whom each Portfolio’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolios and their shareholders.
In addition to material the Portfolios routinely provide to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds. Such information may include, but not be limited to, relative weightings and characteristics of a Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolios at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Portfolios. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolios, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	August 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	August 20, 2025

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	August 20, 2025